Income tax and deferred taxes - Current Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Major Components Of Tax Expense [Line Items]
Current tax liabilities	$ 113,094	$ 79,841
Chilean income tax
Major Components Of Tax Expense [Line Items]
Current tax liabilities	108,409	24,687
Specific mining tax to lithium mining
Major Components Of Tax Expense [Line Items]
Current tax liabilities	0	0
Foreign company income tax
Major Components Of Tax Expense [Line Items]
Current tax liabilities	4,685	$ 55,154
Monthly provisional income tax payments, Chilean companies
Major Components Of Tax Expense [Line Items]
Current tax liabilities	156,500
Provisional monthly income tax payments, foreign subsidiaries
Major Components Of Tax Expense [Line Items]
Current tax liabilities	$ 16,500